Pensions and other post-employment benefits - Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension schemes in surplus	£ 1,115	£ 898
Non-current provisions for employee benefits	(1,687)	(1,864)	£ (2,340)
Pension schemes in surplus | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Pension schemes in surplus	1,115	898	634
Pensions & other post employment benefits | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	(886)	(1,001)	(1,397)
Pensions & other post employment benefits | Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Post-retirement benefits/Pension schemes in deficit and surplus	£ (801)	£ (863)	£ (943)